Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Loans receivable, including fees	$ 32,524	$ 27,611	$ 24,002
Securities: Taxable	3,548	2,375	1,918
Securities: Tax exempt	2,868	2,216	1,843
Other	48	42	16
Total Interest Income	38,988	32,244	27,779
INTEREST EXPENSE
Deposits	3,377	2,603	2,421
Short-term borrowings	199	130	85
Other borrowings	504	921	752
Total Interest Expense	4,080	3,654	3,258
Net Interest Income	34,908	28,590	24,521
PROVISION FOR LOAN LOSSES	2,200	2,050	4,580
Net Interest Income After Provision for Loan Losses	32,708	26,540	19,941
OTHER INCOME
Service charges and fees	4,079	2,951	2,440
Income from fiduciary activities	510	449	439
Net realized gains on sales of securities	348	284	626
Net gain on sale of loans	67	54	104
Earnings and proceeds on life insurance policies	1,133	888	665
Other	774	553	425
Total Other Income	6,911	5,179	4,699
OTHER EXPENSES
Salaries and employee benefits	12,850	10,928	8,535
Occupancy	2,662	2,077	1,660
Furniture and equipment	699	548	422
Data processing and related operations	1,353	1,337	943
Federal Deposit Insurance Corporation insurance assessment	377	412	411
Advertising	268	283	240
Professional fees	949	836	730
Postage and telephone	664	566	436
Taxes, other than income	661	731	711
Foreclosed real estate	1,164	680	911
Amortization of intangible assets	150	122	105
Merger related		1,806
Other	3,073	2,798	1,996
Total Other Expenses	24,870	23,124	17,100
Income before Income Taxes	14,749	8,595	7,540
INCOME TAX EXPENSE	6,551	1,884	1,632
Net income	$ 8,198	$ 6,711	$ 5,908
EARNINGS PER SHARE: BASIC	$ 1.32	$ 1.16	$ 1.07
EARNINGS PER SHARE: DILUTED	$ 1.31	$ 1.15	$ 1.07